CONSOLIDATED STATEMENTS OF CASH FLOWS 12 Months Ended - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss	$ (2,423,000)	$ (760,000)
Adjustment to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	40,000	18,000
Amortization of right-of-use assets	363,000	51,000
Increase in net parent investment for corporate overhead	240,000	247,000
Changes in operating assets and liabilities:
Accounts receivable	(462,000)	110,000
Prepaid expenses and other current assets	1,044,000	(1,775,000)
Inventory	(1,538,000)	(176,000)
Accounts payable	(253,000)	457,000
Other current liabilities	148,000	240,000
Lease liabilities	(227,000)	(45,000)
Net cash used in operating activities	(2,562,000)	(2,547,000)
Cash flows from investing activities:
Purchase of property and equipment	(177,000)
Net cash used in investing activities	177,000
Cash flows from financing activities:
Net cash provided by financing activities	2,692,000	2,663,000
Net (decrease) increase in cash	(47,000)	116,000
Cash at beginning of period	112,000	258,000	$ 258,000
Cash at end of period	65,000	374,000	112,000	$ 258,000
T U R N O N G R E E N I N C [Member]
Cash flows from operating activities:
Net loss			(1,827,000)	(568,000)
Adjustment to reconcile net loss to net cash used in operating activities:
Depreciation and amortization			25,000	33,000
Amortization of right-of-use assets			68,000	27,000
Increase in net parent investment for corporate overhead			330,000	490,000
Changes in operating assets and liabilities:
Accounts receivable			245,000	157,000
Prepaid expenses and other current assets			(1,998,000)	(60,000)
Inventory			(914,000)	224,000
Other noncurrent assets			20,000	(7,000)
Accounts payable			(390,000)	(510,000)
Other current liabilities			164,000	(166,000)
Lease liabilities			(64,000)	(11,000)
Net cash used in operating activities			(4,341,000)	(391,000)
Cash flows from investing activities:
Purchase of property and equipment			(18,000)	(26,000)
Net cash used in investing activities			(18,000)	(26,000)
Cash flows from financing activities:
Proceeds from investment from parent			4,213,000	637,000
Net cash provided by financing activities			4,213,000	637,000
Net (decrease) increase in cash			(146,000)	220,000
Cash at beginning of period	$ 112,000	$ 258,000	258,000	38,000
Cash at end of period			$ 112,000	$ 258,000